Revenue	6 Months Ended
Jun. 30, 2024
Revenue
Revenue

Note 3

Revenue

Disaggregation of revenue from contracts with customers by activity

The following table provides information about disaggregated revenue.

EUR’000	H1 2024	H1 2023

Revenue disaggregation
Time charter services and transportation and installation services	68,282	66,529
Other revenue, including fees earned for early termination of contracts by customers	13,936	1,244
Total revenue	82,218	67,773

For the six months ended 30 June 2024, the lease component, included within time charter services and transportation and installation, amounts to EUR 18 million (H1 2023: EUR 59 million).

Time charter and time charter related revenue

Revenues are recognised over time. Revenue from time charter hire services derives from contracts with customers where the Group utilises its vessels, equipment and crew to deliver a service to the customer based on either a fixed day rate or milestone deliverables. Contracts may also include other obligations such as mobilisation and demobilisation, catering and accommodation.

Transportation and installation revenue

Revenue from transportation and installation (T&I) derives from contracts with customers where the Group utilises its vessels, equipment and crew to perform the transportation and installation of offshore wind turbine foundations as well as heavy lifting operations, decommissioning and planning and engineering.

Revenue from transportation and installation activities may, depending on the contract, represent one or more performance obligations.

Usually, a fixed price milestone payment schedule will be agreed upon. The transaction price may include variable components, such as related to fuel, commodities, etc. Payment terms with customers are considered industry standard and do not include a significant financing component. To the extent possible we obtain payment guarantees to minimise the credit risk during the contract term.

Refer to Note 2.3 to the consolidated financial statements for 2023 for further information regarding the Group’s accounting policies for each revenue stream.

Lease and non-lease components of revenue

Revenue from time charter and T&I services include both a lease component (use of the vessels) and a service component. These components are not treated or priced separately in the contracts, nor does the Group offer either of the services separately.

The service component of time charter contracts is primarily derived from crewing costs with a markup, where the residual is deemed to be the lease component.

Contract assets and liabilities

Customers are typically invoiced on a monthly basis, when the vessels are on contract. Sometimes contracts will accrue revenue for work performed and it will be reported as a contract asset until it is invoiced.

Note 3

Revenue

Continued from previous page

The contract liabilities relate to consideration received from customers for the unsatisfied performance obligation in the charter contracts. Revenue will be recognised when the related services are provided to the customers.

EUR’000	H1 2024	H1 2023

Liabilities at 1 January	13,881	3,157
Deferred during the period	45,633	43,048
Recognised as revenue during the period	(34,594)	(43,931)
Total liabilities at 30 June	24,920	2,274

Current deferred charter hire income	23,186	451
Non-current deferred charter hire income	1,734	1,823

Major customers

For the six months ended 30 June 2024, revenue with three customers each exceeded 10% of total revenue. The revenue derived from these three customers was EUR 31.7 million, EUR 18.4 and EUR 14.3 million, respectively.

For the six months ended 30 June 2023, revenue with two customers each exceeded 10% of total revenue. The revenue derived from these two customers was EUR 36 million and EUR 28 million respectively.

Operating segments and geographical information

The Group operates four windfarm installation vessels, which are viewed as one segment. The vessels operate in a global market and are often redeployed to different regions due to changing customers or contracts. Accordingly, we report our operations as a single reportable segment.

Contract backlog

The Group’s order backlog as of the reporting date amounted to EUR 1,915 million (H1 2023: EUR 1,359 million). The table below includes signed contracts as of 30 June. EUR 157 million (H1 2023: EUR 28 million) of the backlog pertains to contracts that the Company expects to recognise in 2024.

EUR million	Within 1 year	After 1 year	Total

Contract backlog as of 30 June 2024
Firm	281	1,245	1,526
Subject to exercise of counterparty options	45	344	389
Total¹	326	1,589	1,915

Contract backlog as of 30 June 2023
Firm	64	1,021	1,085
Subject to exercise of counterparty options	6	268	274
Total¹	70	1,289	1,359

As of 1 January 2024, Cadeler changed the definition of contract backlog and decided to present options measured at 100% of contract value. Comparative information as of 30 June 2023 has been restated.

1 As of 30 June 2024, 86% of the contract backlog (an aggregate of EUR 1.642m) relates to projects for which the relevant counterparty has taken a positive final investment decision (FID), and an aggregate of EUR 273m remains subject to counterparty FID. As of 30 June 2023, 91% of the contract backlog (an aggregate of EUR 1.235m) relates to projects for which the relevant counterparty has taken a positive final investment decision (FID), and an aggregate of EUR 124m remains subject to counterparty FID. This refers to both firm and option line items.